4 Significant Accounting Policies (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Significant Accounting Policies [Abstract]
CDI rate	0.0910
Increase in assets and liabilities	R$ 118,022
Increase in amortization	34,205
Increase in interest expense	9,675
Other operational income (expenses)	R$ (458,815)	R$ (302,690)	R$ (464,316)
Percentage of construction margin adopted for the transmission activity	1.65%	1.65%	1.65%